Schedule of property and equipment, net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Subtotal	$ 186,473	$ 193,394
Less: accumulated depreciation	(177,533)	(181,794)
Total property and equipment, net	8,940	11,600
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	166,421	173,048
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 20,052	$ 20,346